9. ASSET RETIREMENT OBLIGATION (Tables)	6 Months Ended
Jun. 30, 2021
Asset Retirement Obligation
Schedule of asset retirement obligation

	For the six-month period ended June 30, 2021 $	For the year ended December 31, 2020 $
Opening balance	621	621
New obligations	230	-
Ending balance	851	621